Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Risk management
Main credit risk aggregates arising on customer business
	Credit risk with customers[1]			Non‑performing rate			Coverage rate
	(millions of euros)			(%)			(%)
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Continental Europe	337,768	331,706	321,395	4.50	5.92	7.27	58.0	60.0	64.2
Spain	172,176	172,974	173,032	4.72	5.41	6.53	45.9	48.3	48.1
Santander Consumer Finance	92,589	88,061	76,688	2.50	2.68	3.42	101.4	109.1	109.1
Portugal	32,816	30,540	31,922	5.71	8.81	7.46	59.1	63.7	99.0
Poland	24,391	21,902	20,951	4.57	5.42	6.30	68.2	61.0	64.0
UK	247,625	255,049	282,182	1.33	1.41	1.52	32.0	32.9	38.2
Latin América	165,683	173,150	151,302	4.50	4.81	4.96	84.6	87.3	79.0
Brasil	83,076	89,572	72,173	5.29	5.90	5.98	92.6	93.1	83.7
Mexico	28,939	29,682	32,463	2.69	2.76	3.38	97.5	103.8	90.6
Chile	40,406	40,864	35,213	4.96	5.05	5.62	58.2	59.1	53.9
Argentina	8,085	7,318	6,328	2.50	1.49	1.15	100.1	142.3	194.2
US	77,190	91,709	90,727	2.79	2.28	2.13	170.2	214.4	225.0
Puerto Rico	2,944	3,843	3,924	7.13	7.13	6.96	55.2	54.4	48.5
Santander Bank	44,237	54,040	54,089	1.21	1.33	1.16	102.2	99.6	114.5
SC USA	24,079	28,590	28,280	5.86	3.84	3.66	212.9	328.0	337.1
Total Grupo excluding Banco Popular	832,655	855,510	850,909	3.38	3.93	4.36	70.8	73.8	73.1
Banco Popular	88,313	—	—	10.75	—	—	48.7	—	—
Total Grupo	920,968	855,510	850,909	4.08	3.93	4.36	65.2	73.8	73.1
(1)	Includes gross lending to customers, guarantees and documentary credits.

Schedule of reconciliation of portfolio

	Millions of euros
	2017	2016	2015

Balance at beginning of year	498	291	144
Net impairment losses for the year (*)	348	380	211
Of which:
Impairment losses charged to income	386	423	223
Impairment losses reversed with a credit to income	(38)	(43)	(12)
Exchange differences and other items	(116)	(172)	(64)
Balance at end of year	730	498	291
Of which:
By geographical location of risk:
European Union	30	40	34
Latin America	700	458	257

(*) Of which:
Loans and advances	348	405	92
Financial assets available for sale	—	(25)	119

Schedule of on and off-balance sheet assets provided as security in transactions to obtain liquidity

On-balance-sheet encumbered assets

		Carrying
		amount of non-
	Carrying amount of	encumbered
Thousands of millions of euros	encumbered assets	assets
Loans and advances	224.9	803.9
Equity instruments	16.3	10.8
Debt securities	89.8	109.6
Other assets	18.6	170.5
Total assets	349.6	1,094.7

Encumbrance of collateral received

		Fair value of
	Fair value of	collateral received
	encumbered	or own debt
	collateral received	securities issued
	or own debt	available for
Thousands of millions of euros	securities issued	encumbrance
Collateral received	86.7	27.2
Loans and advances	—	—
Equity instruments	3.2	5.5
Debt securities	81.6	21.7
Other collateral received	1.9	—
Own debt securities issued other than own covered bonds or ABSs	—	3.6

Encumbered assets and collateral received and matching liabilities

Assets, collateral received
	Matching liabilities,	and own debt securities
	contingent liabilities or	issued other than covered bonds
Thousands of millions of euros	securities lent	and ABSs encumbered
Total sources of encumbrance (carrying amount)	330.7	436.3

Schedule of regulatory capital

Reconciliation of accounting capital with regulatory capital (Millions of Euros)

	2017	2016
Subscribed capital	8,068	7,291
Share Premium account	51,053	44,912
Reserves	52,577	49,244
Treasury shares	(22)	(7)
Attributable profit	6,619	6,204
Approved dividend	(2,029)	(1,667)
Shareholders’ equity on public balance sheet	116,265	105,978
Valuation Adjustments	(21,777)	(15,039)
Non-controlling interests	12,344	11,761
Total Equity on public balance sheet	106,833	102,699
Goodwill and intangible assets	(28,537)	(28,405)
Eligible preference shares and preferred securities	7,635	6,469
Accrued dividend	(968)	(802)
Other adjustments (*)	(7,679)	(6,253)
Tier I (Phase-in)	77,283	73,709

(1)Fundamentally for non-computable non-controlling interests and deductions and prudential filters in compliance with CRR

The following table shows the Phase-in capital coefficients and a detail of the eligible internal resources of the Group:

	2017	2016
Capital coefficients
Level 1 ordinary eligible capital (millions of euros)	74,173	73,709
Level 1 additional eligible capital (millions of euros)	3,110	—
Level 2 eligible capital (millions of euros)	13,422	12,628
Risk-weighted assets (millions of euros)	605,064	588,088
Level 1 ordinary capital coefficient (CET 1)	12.26%	12.53%
Level 1 additional capital coefficient (AT1)	0.51%	—
Level 1 capital coefficient (TIER1)	12.77%	12.53%
Level 2 capital coefficient (TIER 2)	2.22%	2.15%
Total capital coefficient	14.99%	14.68%

Eligible capital (Millions of Euros)

Eligible capital	2017	2016
Common Equity Tier I	74,173	73,709
Capital	8,068	7,291
(-) Treasure shares and own shares financed	(22)	(10)
Share Premium	51,053	44,912
Reserves	52,241	49,234
Other retained earnings	(22,363)	(14,924)
Minority interests	7,991	8,018
Profit net of dividends	3,621	3,735
Deductions	(26,416)	(24,548)
Goodwill and intangible assets	(22,829)	(21,585)
Others	(3,586)	(2,963)
Additional Tier I	3,110	—
Eligible InstrumentsAT1	8,498	6,469
T1-excesses-subsidiaries	347	351
Residual value of dividends	(5,707)	(6,820)
Others	(27)	—
Tier II	13,422	12,628
Eligible Instruments T2	9,901	9,039
Gen. Funds and surplus loans loss prov. IRB	3,823	3,493
T2-excesses - subsidiaries	(275)	96
Others	(27)	—
Total eligible capital	90,706	86,337

Schedule of leverage capital and ratios

Millions of Euros	31-12-2017	31-12-2016
Leverage
Level 1 Capital	77,283	73,709
Exposure	1,463,090	1,364,889
Leverage Ratio	5.28%	5.40%

Forborne loan portfolio
Risk management
Schedule summarising risk profile

	31-12-2017
	Total							Of which: Non‑performing/Doubtful
	Without real guarantee						Impairment							Impairment
	(a)		With real guarantee				of	Without real guarantee		With real guarantee				of
					Maximum amount of the		accumulated					Maximum amount of the		accumulated
					actual collateral that can		value or					actual collateral that can		value or
					be considered.		accumulated					be considered.		accumulated
Amounts in millions of euros, except					Real	Rest of	losses in fair					Real	Rest of	losses in fair
number of operations that are in	Number of	Gross	Number of	Gross	estate	real	value due to	Number of	Gross	Number of	Gross	estate	real	value due to
units.	transactions	amount	transactions	amount	guarantee	guarantees	credit risk	transactions	amount	transactions	amount	guarantee	guarantees	credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	55	89	21	22	11	5	2	22	8	13	7	7	—	2
Other financial institutions and: individual shareholder	248	45	120	60	40	10	25	79	2	59	22	8	7	13
Non-financial institutions and individual shareholder	259,792	9,631	45,746	13,663	9,255	1,075	7,106	109,973	5,522	21,265	7,839	5,531	414	6,233
Of which: Financing for constructions and property development	1,259	236	2,861	2,612	2,125	30	1,111	803	130	2,099	1,718	1,363	24	847
Other warehouses	1,919,831	4,568	878,272	19,627	9,480	3,896	4,408	755,948	1,819	126,086	4,824	3,234	428	2,864
Total	2,179,926	14,333	924,159	33,372	18,786	4,986	11,541	866,022	7,351	147,423	12,692	8,780	849	9,112
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	2,921	1,255	4,110	4,893	2,140	69	3,497	2,895	1,253	4,000	4,853	2,102	69	3,496

Schedule of reconciliation of portfolio
Millions of euros	2017
Beginning balance	37,365
Refinancing and restructuring of the period	12,675
Memorandum item: Impact recorded in the income statement for the period	2,406
Debt repayment	(9,107)
Foreclosure	(950)
Derecognized from the consolidated balance sheet	(5,334)
Others variations (*)	1,515
Balance at end of year	36,164

(*)    Included €7,020 million refinancing loans from Grupo Banco Popular Acquisition.

Foreclosed properties
Risk management
Schedule summarising risk profile

	31/12/17
			Of which:
			Impairment
	Gross		losses on assets
	carrying	Valuation	since time of	Carrying
Millions of euros	amount	adjustments	foreclosure	amount
Property assets arising from financing provided to construction and property development companies	6,775	3,821	2,343	2,954
Of which:
Completed buildings	1,953	942	781	1,011
Residential	991	446	311	545
Other	962	496	470	466
Buildings under construction	406	151	51	255
Residential	405	151	51	254
Other	1	—	—	1
Land	4,416	2,728	1,511	1,688
Developed land	1,406	879	287	527
Other land	3,010	1,849	1,224	1,161
Property assets from home purchase mortgage loans to households	1,824	863	379	961
Other foreclosed property assets	1,112	435	54	677
Total property assets	9,711	5,119	2,776	4,592

Schedule of reconciliation of portfolio
	Thousands of
	millions of euros (*)
	2017	2016	2015
Gross additions	1.4	1.3	1.7
Disposals	(1.9)	(1.3)	(1.1)
Difference	(0.5)	—	0.6
(*) Without considering the Blackstone operation (See Note 3).
Real estate operations in Spain
Risk management
Schedule summarising risk profile
	12/31/17
		Excess over
		collateral	Specific
Millions of euros	Gross amount	value	allowance
Financing for construction and property development recognized by the Group's credit institutions (including land) (business in Spain)	6,472	1,513	1,131
Of which:Watchlist/ Non-performing	1,939	708	751
Memorandum items: Written-off assets	3,133

Memorandum items: Data from the public consolidated balance sheet	12/31/17
Carrying
Millions of euros	amount
Total loans and advances to customers excluding the public sector (business in Spain)	235,140
Total consolidated assets	1,444,305
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,289

Schedule of reconciliation of portfolio
	Millions of euros
	31/12/17	31/12/16	31/12/15
Balance at beginning of year	5,515	7,388	9,349
Foreclosed assets	(27)	(28)	(62)
Banco Popular (Perimeter)	2,934	—	—
Reductions (1)	(1,620)	(1,415)	(1,481)
Written-off assets	(330)	(430)	(418)
Balance at end of year	6,472	5,515	7,388
(1)	Includes portfolio sales, cash recoveries and third-party subrogations.

Disclosure of concentrations

Loans: Gross
amount
Millions of euros	12/31/17
1. Without mortgage guarantee	664
2. With mortgage guarantee	5,808
2.1 Completed buildings	3,684
2.1.1 Residential	1,726
2.1.2 Other	1,958
2.2 Buildings and other constructions under construction	995
2.2.1 Residential	562
2.2.2 Other	433
2.3 Land	1,129
2.3.1 Developed consolidated land	900
2.3.2 Other land	229
Total	6,472

Spain | Home purchase loans
Risk management
Schedule summarising risk profile

	31/12/17
	Gross	Of which:
In millions of euros	amount	Non-performing
Home purchase loans to families	64,588	2,594
Without mortgage guarantee	532	147
With mortgage guarantee	64,056	2,447

Disclosure of concentrations

	31/12/17
	Loan to value ratio
		More than	More than	More than
		40% and	60% and	80% and
	Less than or	less than	less than	less than or	More than
In millions of euros	equal to 40%	60%	80%	equal to 100%	100%	Total
Gross amount	14,430	17,434	19,232	7,899	5,061	64,056
Of which: Watchlist /Non-performing	224	354	591	504	774	2,447

Credit risk
Risk management
Disclosure of concentrations
	31/12/17 (*)
			Other EU		Rest of the
Millions of euros	Total	Spain	countries	America	world
Central banks and Credit institutions	243,319	56,369	95,749	81,566	9,635
Public sector	196,358	76,011	49,208	66,537	4,602
Of which:
Central government	166,926	62,707	37,416	62,244	4,559
Other central government	29,432	13,304	11,792	4,293	43
Other financial institutions (financial business activity)	81,392	16,250	39,440	19,393	6,309
Non-financial companies and individual entrepreneurs (Non-financial business activity) (broken down by purpose)	377,314	128,818	113,384	124,118	10,994
Of which:
Construction and property development	30,451	8,179	5,003	17,077	192
Civil engineering construction	5,399	3,769	1,180	448	2
Large companies	206,250	54,517	65,606	76,691	9,436
SMEs and individual entrepreneurs	135,214	62,353	41,595	29,902	1,364
Households – other (broken down by purpose)	477,882	89,821	272,612	107,659	7,790
Of which:
Residential	309,068	63,355	207,575	37,539	599
Consumer loans	145,619	16,288	62,584	62,248	4,499
Other purposes	23,195	10,178	2,453	7,872	2,692
Total (*)	1,376,265	367,269	570,393	399,273	39,330

(*)    For the purposes of this table, the definition of risk includes the following items in the public balance sheet:

Loans and advances to credit institutions, Loans and advances to Central Banks, Loans and advances to Customers, Debt Instruments, Equity Instruments, trading Derivatives, Hedging derivatives, Investments and financial guarantees given.

Sovereign Risk
Risk management
Schedule summarising risk profile
	31/12/17
	Millions of euros
	Portfolio
	Financial assets
	held for trading and
	Financial assets
	designated at fair	Financial assets		Held-to	Total
	value through profit	available-for-	Loans and	maturity	net direct
Country	or loss (*)	sale	receivables	investments	exposure
Spain	4,928	37,748	18,055	1,906	62,637
Portugal	53	5,220	3,541	3	8,817
Italy	1,479	4,613	16	—	6,108
Greece	—	—	—	—	—
Ireland	—	—	—	—	—
Rest of Eurozone	(1,192)	497	81	—	(614)
United Kingdom	2	1,751	7,236	7,414	16,403
Poland	1,034	5,566	40	—	6,640
Rest of Europe	172	358	40	—	570
United States	2,548	2,616	765	—	5,929
Brazil	3,202	20,201	1,171	2,720	27,294
Mexico	1,780	5,152	2,586	—	9,518
Chile	428	2,985	312	—	3,725
Other American countries	147	424	940	—	1,511
Rest of the world	3,422	512	920	—	4,854
Total	18,003	87,643	35,703	12,043	153,392

(*)    Includes short positions.

In addition, at December 31, 2017 the Group had net direct derivative exposures the fair value of which amounted to €1,681 million and net indirect derivative exposures the fair value of which amounted to €15 million.

	31/12/16
	Millions of euros
	Portfolio
	Financial assets
	held for trading and
	Financial assets
	designated at fair	Financial assets		Held-to	Total
	value through profit	available-for-	Loans and	maturity	net direct
Country	or loss (*)	sale	receivables	investments	exposure
Spain	9,415	23,415	11,085	1,978	45,893
Portugal	(58)	5,982	1,143	4	7,072
Italy	1,453	492	7	—	1,952
Greece	—	—	—	—	—
Ireland	—	—	—	—	—
Rest of Eurozone	(1,171)	751	79	—	(341)
United Kingdom	475	1,938	7,463	7,764	17,639
Poland	287	5,973	30	—	6,290
Rest of Europe	—	502	289	—	791
United States	1,174	3,819	720	—	5,713
Brazil	4,044	16,098	1,190	2,954	24,286
Mexico	2,216	5,072	3,173	—	10,461
Chile	428	2,768	330	—	3,525
Other American countries	134	497	541	—	1,172
Rest of the world	1,903	889	683	—	3,475
Total	20,300	68,197	26,732	12,701	127,930

(*)    Includes short positions.

In addition, at December 31, 2016 the Group had net direct derivative exposures the fair value of which amounted to €2,505 million and net indirect derivative exposures the fair value of which amounted to €2 million.

	31/12/15
	Millions of euros
	Portfolio
	Financial assets
	held for trading and
	Financial assets
	designated at fair	Financial assets		Held-to	Total
	value through profit	available-for-	Loans and	maturity	net direct
Country	or loss (*)	sale	receivables	investments	exposure
Spain	8,954	26,443	11,272	2,025	48,694
Portugal	104	7,916	1,987	—	10,007
Italy	2,717	—	—	—	2,717
Greece	—	—	—	—	—
Ireland	—	—	—	—	—
Rest of Eurozone	(211)	143	69	—	1
United Kingdom	(786)	5,808	141	—	5,163
Poland	13	5,346	42	—	5,401
Rest of Europe	120	312	238	—	670
United States	280	4,338	475	—	5,093
Brazil	7,274	13,522	947	2,186	23,929
Mexico	6,617	3,630	272	—	10,519
Chile	193	1,601	3,568	—	5,362
Other American countries	155	1,204	443	—	1,802
Rest of the world	3,657	1,687	546	—	5,890
Total	29,087	71,950	20,000	4,211	125,248

(*)    Includes short positions.

Trading market risk
Risk management
Schedule summarising risk profile
	Balance
	sheet	Main market risk metric
Millions of euros	amount	VaR	Other	Main risk factor for "Other" balance
Assets subject to market risk	1,444,305	167,943	1,276,362
Cash and deposits at central banks	110,995		110,995	Interest rate
Trading portfolio	125,458	124,924	534	Interest rate, spread
Other financial assets at fair value	34,782	34,500	282	Interest rate, spread
Available-for-sale financial assets	133,271	—	133,271	Interest rate, Equity market
Participations	6,184	—	6,184	Equity market
Hedging derivatives	8,537	8,519	18	Interest rate, exchange rate
Investments	916,504	—	916,504	Interest rate
Other financial assets[1]	47,390	—	47,390	Interest rate
Other non-financial assets[2]	61,184	—	61,184
Liabilities subject to market risk	1,444,305	175,088	1,269,217
Trading portfolio	107,624	107,442	182	Interest rate, spread
Other financial liabilities at fair value	59,616	59,609	7	Interest rate, spread
Hedging derivatives	8,044	8,037	7	Interest rate, exchange rate
Financial liabilities at amortized cost(3)	1,126,399	—	1,126,399	Interest rate
Provisions	14,489	—	14,489	Interest rate
Other financial liabilities	8,709	—	8,709	Interest rate
Equity	106,833	—	106,833
Other non-financial liabilities	12,591	—	12,591
(1)	Includes adjustment to macro hedging, non-current assets held for sale, reinsurance assets, and insurance contracts linked to pensions and fiscal assets
(2)	Includes intangible assets, material assets and other assets.
(3)	Macro-hedging adjustment.

Disclosure of concentrations by risk factor

	2017					2016		2015
					ES
	VaR (99%)				(97.5%)	VaR		VaR
Millions of euros	Min	Average	Max	Latest	Latest	Average	Latest	Average	Latest
Total	9.7	21.5	63.2	10.2	11.5	18.3	17.9	15.6	13.6
Diversification effect	(2.1)	(8.0)	(39.9)	(7.6)	(7.9)	(10.3)	(9.6)	(11.1)	(5.8)
Interest rate	7.7	16.2	70.4	7.9	10.0	15.5	17.9	14.9	12.7
Equities	1.0	3.0	5.9	1.9	2.1	1.9	1.4	1.9	1.1
Exchange rate	2.1	6.6	15.7	3.3	2.8	6.9	4.8	4.5	2.6
Credit spread	2.3	3.6	5.1	4.6	4.6	4.2	3.3	5.2	2.9
Commodities	0.0	0.0	0.1	0.0	0.0	0.1	0.1	0.2	0.1

Structural risks
Risk management
Disclosure of concentrations by risk factor
Millions euros, VaR at a 99% over a one day horizon	2017				2016		2015
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	754.9	878.0	991.6	815.7	869.3	922.1	698.5	710.2
Diversification Effect	(258.9)	(337.3)	(407.5)	(376.8)	(323.4)	(316.6)	(509.3)	(419.2)
VaR Interest rate*	280.9	373.9	459.6	459.6	340.6	327.2	350.0	264.2
VaR Exchange rate	471.2	546.9	621.1	471.2	603.4	588.5	634.7	657.1
VaR Equities	261.6	294.5	318.4	261.6	248.7	323.0	223.2	208.1

(*)    Includes VaR for credit spread in ALCO portfolios.